Vanguard® U.S. Growth Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.4%)
Communication Services (14.1%)
	Alphabet Inc. Class C	6,731,912	2,534,093
	Meta Platforms Inc. Class A	2,137,796	1,352,177
	Alphabet Inc. Class A	3,012,650	1,145,831
*	Netflix Inc.	10,172,715	875,057
*	Spotify Technology SA	978,008	486,735
	Walt Disney Co.	1,689,853	172,078
*	Roblox Corp. Class A	2,494,268	117,605
			6,683,576
Consumer Discretionary (13.9%)
*	Amazon.com Inc.	13,398,053	3,626,049
*	Tesla Inc.	3,180,721	1,386,126
*	DoorDash Inc. Class A	2,951,104	470,081
	Hilton Worldwide Holdings Inc.	649,316	212,755
	Starbucks Corp.	1,575,798	156,256
*	SharkNinja Inc.	1,144,375	139,488
*	Wayfair Inc. Class A	1,552,888	112,212
	Ross Stores Inc.	475,202	110,119
*	DraftKings Inc. Class A	4,356,757	106,697
*	YETI Holdings Inc.	2,149,413	103,107
*	Duolingo Inc.	864,731	96,296
*	Sweetgreen Inc. Class A	6,165,254	61,406
*	Rivian Automotive Inc. Class A	2,711,030	44,190
			6,624,782
Consumer Staples (1.0%)
	Walmart Inc.	2,049,084	237,181
	Costco Wholesale Corp.	231,764	221,641
*,1	Oddity Tech Ltd. Class A	1,780,553	24,055
			482,877
Financials (5.9%)
	Mastercard Inc. Class A	2,024,459	1,000,042
	Visa Inc. Class A (XNYS)	1,075,317	350,941
	MSCI Inc.	407,552	257,320
	KKR & Co. Inc.	1,848,557	177,351
*	Affirm Holdings Inc.	2,358,012	173,668
	Nasdaq Inc.	1,667,007	154,232
	S&P Global Inc.	326,087	138,261
*	Corpay Inc.	365,968	132,407
*	Block Inc. (XNYS)	1,589,647	120,368
	Tradeweb Markets Inc. Class A	1,047,116	104,973
*	Lemonade Inc.	1,702,275	98,732
	Morgan Stanley	234,692	48,816
	American Express Co.	95,195	30,126
*	Coinbase Global Inc. Class A	150,375	28,425
			2,815,662
Health Care (9.0%)
	Eli Lilly & Co.	1,449,348	1,601,530
*	Intuitive Surgical Inc.	1,123,228	476,967
	Stryker Corp.	1,133,076	345,690
	Ensign Group Inc.	1,566,159	262,567
*	IDEXX Laboratories Inc.	425,415	239,734
*	Guardant Health Inc.	1,716,540	222,618
*	Natera Inc.	783,620	175,037
*	United Therapeutics Corp.	304,130	169,346
*	Alnylam Pharmaceuticals Inc.	554,294	167,386
*	Moderna Inc.	2,550,076	120,338
*	Vertex Pharmaceuticals Inc.	257,983	115,458
*,1	Tempus AI Inc. Class A	2,204,362	111,254
*	Medline Inc. Class A	2,836,409	103,699

		Shares	Market Value ($000)
*	Insulet Corp.	473,849	68,680
*	Denali Therapeutics Inc.	3,037,857	63,916
*,1	Recursion Pharmaceuticals Inc. Class A	3,258,587	11,698
*,2	ABIOMED Inc. CVR	718,252	733
			4,256,651
Industrials (6.0%)
	General Electric Co.	2,445,724	791,828
*	Axon Enterprise Inc.	694,756	311,751
	Fastenal Co.	6,556,915	289,816
*	Boeing Co.	1,088,572	251,623
	Watsco Inc.	617,173	226,564
*	Uber Technologies Inc.	3,054,419	215,031
	Eaton Corp. plc	497,093	199,135
	TransUnion	2,119,822	151,694
	Vertiv Holdings Co. Class A	461,064	145,563
*	RBC Bearings Inc.	221,313	126,582
	Cummins Inc.	135,776	87,797
	Waste Connections Inc. (XTSE)	527,168	78,559
			2,875,943
Information Technology (46.9%)
	NVIDIA Corp.	27,381,593	5,781,350
	Apple Inc.	10,837,562	3,381,970
	Broadcom Inc.	6,746,252	3,014,023
	Microsoft Corp.	6,309,696	2,840,877
*	Shopify Inc. Class A (XTSE)	5,687,354	675,146
*	Cloudflare Inc. Class A	2,528,224	611,375
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,314,546	550,072
*	Advanced Micro Devices Inc.	982,773	507,209
*	Cadence Design Systems Inc.	1,241,589	465,509
*	Datadog Inc. Class A	1,637,887	405,131
*	Snowflake Inc.	1,584,956	405,035
*	Crowdstrike Holdings Inc. Class A	496,331	362,818
	ASML Holding NV	210,991	340,278
	Analog Devices Inc.	722,782	299,123
*	AppLovin Corp. Class A	480,488	294,582
*	Arista Networks Inc.	1,736,256	276,881
*	Palo Alto Networks Inc.	934,010	263,101
	KLA Corp.	109,353	210,145
	Amphenol Corp. Class A	1,221,464	181,705
*	Samsara Inc. Class A	5,072,890	177,500
	Microchip Technology Inc.	1,788,074	169,241
*	Palantir Technologies Inc. Class A	1,064,959	166,709
	Oracle Corp.	701,699	158,430
*	Aurora Innovation Inc.	19,763,427	145,064
*	Workday Inc. Class A	841,299	122,989
*	Sandisk Corp.	63,249	107,206
	Seagate Technology Holdings plc	116,416	102,423
*	Credo Technology Group Holding Ltd.	344,074	81,212
	Monolithic Power Systems Inc.	45,608	71,432
*,1	Figma Inc. Class A	2,448,214	62,429
*	ARM Holdings plc ADR	113,223	40,001
*	Circle Internet Group Inc.	105,331	11,902
			22,282,868
Materials (0.3%)
*	Knife River Corp.	1,871,532	146,934
Real Estate (0.9%)
	Welltower Inc.	909,299	186,706
*	CoStar Group Inc.	5,541,323	178,431
	Lineage Inc.	1,414,744	62,829
			427,966
Utilities (0.4%)
	Constellation Energy Corp.	680,625	195,850
Total Common Stocks (Cost $19,737,093)			46,793,109
Temporary Cash Investments (1.7%)
Money Market Fund (1.4%)
[3,4]	Vanguard Market Liquidity Fund, 3.667%	6,610,811	661,015

	Face Amount ($000)	Market Value ($000)
Repurchase Agreements (0.3%)
Bank of America Securities, LLC 3.630%, 6/1/2026 (Dated 5/29/2026, Repurchase Value $29,309, collateralized by U.S. Government Agency Obligations 2.000%–6.500%, 12/10/2027–4/20/2056, with a value of $29,886)	29,300	29,300
Nomura International plc 3.610%, 6/1/2026 (Dated 5/29/2026, Repurchase Value $69,321, collateralized by U.S. Treasury Obligations 1.500%–4.000%, 1/31/2027–7/31/2030, with a value of $70,738)	69,300	69,300
Societe Generale 3.610%, 6/1/2026 (Dated 5/29/2026, Repurchase Value $54,616, collateralized by U.S. Treasury Obligations 1.875%, 2/15/2041, with a value of $55,692)	54,600	54,600
		153,200
Total Temporary Cash Investments (Cost $814,136)		814,215
Total Investments (100.1%) (Cost $20,551,229)		47,607,324
Other Assets and Liabilities—Net (-0.1%)		(69,728)
Net Assets (100%)		47,537,596
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $74,676.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $75,727 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2026	809	491,957	18,646
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	46,792,376	—	733	46,793,109
Temporary Cash Investments	661,015	153,200	—	814,215
Total	47,453,391	153,200	733	47,607,324
Derivative Financial Instruments
Assets
Futures Contracts[1]	18,646	—	—	18,646
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.